ALPS ETF TRUST

SUPPLEMENT DATED JUNE 7, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2019,

AS SUPPLEMENTED FROM TIME TO TIME

The table under the “Management - Trustees and Officers” section in the Funds’ Statement of Additional Information is hereby deleted and replaced in its entirety with the following:

Independent Trustees

Name, Address & Year of Birth*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Mary K. Anstine, 1940	Trustee	Since March 2008	Ms. Anstine was formerly an Executive Vice President of First Interstate Bank of Denver until 1994, President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, from 1994 to 2004, and has been retired since 2004. Ms. Anstine is also Trustee/Director of the following: AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America and a member of the American Bankers Association Trust Executive Committee.	43	Ms. Anstine is a Trustee of ALPS Variable Investment Trust (9 funds); Financial Investors Trust (31 funds); Reaves Utility Income Fund (1 fund) and Segall Bryant & Hamill Trust (14 funds).

Jeremy W. Deems, 1976	Trustee	Since March 2008	Mr. Deems is the Co-Founder, Chief Compliance Officer and Chief Financial Officer of Green Alpha Advisors, LLC. Mr. Deems is Co-Portfolio Manager of the Shelton Green Alpha Fund. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company.	44	Mr. Deems is a Trustee of ALPS Variable Investment Trust (9 funds); Financial Investors Trust (31 funds); and Reaves Utility Income Fund; and Clough Funds Trust (1 fund.
Rick A. Pederson, 1952	Trustee	Since March 2008	Mr. Pederson is Partner, Bow River Capital Partners (private equity management), 2003 - present; Board Member, Prosci Inc. (private business services) 2013-2016; Board Member, Citywide Banks (Colorado community bank) 2014-present; Board Member, Strong-Bridge Consulting (management consulting) 2015-present; Board Member, IRI/ODMS Holdings LLC, 2017 – present; Director, National Western Stock Show (not-for-profit organization) 2010 – present; Board Member, History Colorado, 2015 – present; Trustee, Boettcher Foundation, 2018.	18	Mr. Pederson is Trustee of Segall Bryant & Hamill Trust (14 funds) and Principal Real Estate Income Fund (1 fund).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, his term of office and length of time served, his principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Interested Trustee and the other directorships, if any, held by the Trustee, are shown below.

Interested Trustee

Name, Address and Year of Birth of Interested Trustee*	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held by Trustees
Edmund J. Burke, 1961	Trustee	Since December 2017.	Mr. Burke joined ALPS in 1991 and served as the President and Director of ALPS Holdings, Inc., and ALPS Advisors, Inc., and Director of ALPS Distributors, Inc., ALPS Fund Services, Inc., and ALPS Portfolio Solutions Distributor, Inc. Mr. Burke retired from ALPS in June 2019. Mr. Burke is deemed an affiliate of the Fund as defined under the 1940 Act.	34	Mr. Burke is a Trustee of Clough Global Dividend and Income Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Clough Funds Trust (1 fund); Liberty All-Star Equity Fund (1 fund); Director of the Liberty All-Star Growth Fund, Inc. (1 fund) and Financial Investors Trust (31 funds).

*	The business address of the Trustee is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.
***	The Fund Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. provides investment advisory services.

Officers

Name, Address and Year of Birth of Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bradley Swenson, 1972	President	Since June 2019	Mr. Swenson joined ALPS in 2004 and has served as the Chief Operating Officer of ALPS Fund Services, Inc. since 2015. He also currently serves as President of Clough Global Opportunities Fund, Clough Global Dividend and Income Fund and Clough Global Equity Fund. Effective June 8, 2019, he will serve as President of Clough Funds Trust and effective June 12, 2019, he will serve as President of Financial Investors Trust. From 2004-2015, Mr. Swenson served as Chief Compliance Officer to ALPS, its affiliated entities, and to certain investment companies. Mr. Swenson graduated from the University of Minnesota with a B.S. in Accounting and is registered with FINRA, holding a Series 6, 26 and 27. Because of his position with ALPS, Mr. Swenson is deemed an affiliate of the Trust as defined under the 1940 Act.
Erin D. Nelson, 1977	Chief Compliance Officer (“CCO”)	Since December 2015	Erin Nelson became Senior Vice-President and Chief Compliance Officer of ALPS Advisors, Inc. (“AAI”) on July 1, 2015 and prior to that served as Vice President and Deputy Chief Compliance Officer of AAI since January 1, 2015. Prior to January 1, 2015, Ms. Nelson was Vice-President and Assistant General Counsel of ALPS Fund Services, Inc. Because of her position with AAI, Ms. Nelson is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Nelson is also the CCO of ALPS Variable Investment Trust, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Principal Real Estate Income Fund, RiverNorth Opportunities Fund, Inc. and Red Rocks Capital, LLC.

Kathryn Burns, 1976	Treasurer	Since September 2018	Ms. Burns serves as Vice President, Director of Fund Operations of AAI since 2018. From 2013 to 2018, she served as Vice President and Fund Controller at ALPS Fund Services. Prior to joining ALPS, she worked at Old Mutual Capital where she served as Vice President and Chief Compliance Officer (2010 – 2012) and Regulatory Reporting Manager and Assistant Treasurer to the Old Mutual Funds Trusts (2006 – 2012). She also served as a CPA for PricewaterhouseCoopers LLP. Because of her position with AAI, Ms. Burns is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Burns is also Treasurer of ALPS Variable Investment Trust, Boulder Growth & Income Fund, Inc., Principal Real Estate Income Fund and RiverNorth Opportunities Fund, Inc.
Sharon Akselrod, 1974	Assistant Secretary	Since December 2016	Ms. Akselrod joined ALPS in August 2014 and is currently Senior Investment Company Act Paralegal of ALPS Fund Services, Inc. Prior to joining ALPS, Ms. Akselrod served as Corporate Governance and Regulatory Associate for Nordstrom fsb (2013-2014) and Senior Legal Assistant – Legal Manager for AXA Equitable Life Insurance Company (2008-2013). Because of her position with ALPS, Ms. Akselrod is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Akselrod is also Assistant Secretary of Financial Investors Trust, Principal Real Estate Income Fund and Clough Funds Trust.

*	The business address of each Officer is c/o ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	This is the period for which the Officer began serving the Trust. Each Officer serves an indefinite term, until her/her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE